Financial Instruments (Details) - Schedule of analysis of the fair value of liability to warrants issuance - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 13, 2021
Financial liabilities:
Warrants	$ 1,828	$ 4,560
Total	$ 1,828	$ 4,560